Investment securities, including securities measured at fair value (Tables)	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Schedule of Cost Method Investments [Table Text Block]

Following is a summary of such investments which are accounted for using the cost method as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	(in thousands)

Chi Lin Optoelectronics Co., Ltd.	$625	625
Chi Lin Technology Co. Ltd.	432	432
Jetronics International Corp.	1,600	1,600
C Company	8,962	8,962
Spatial Photonics, Inc.	6,500	-
eTurboTouch Technology Inc.	715	477
Oculon Optoelectronics Inc.	309	309
Shinyoptics Corp.	283	283
	$19,426	12,688

Schedule Of Investments In Corporate Convertible Bonds [Table Text Block]

Following is a summary of the corporate bonds as of December 31, 2011:

	December 31, 2011
	Aggregate	Gross unrealized	Discount	Aggregate market
	Cost	gains	amortization	Value
	(in thousands)
Corporate bond-available for sale	$4,365	596	119	5,080

Following is a summary of the separated conversion options as of December 31, 2011:

	December 31, 2011
	Aggregate	Gross unrealized		Fair
	Cost	gains	losses	value
	(in thousands)
Conversion option	$684	-	510	174